Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 18, 2015	Nov. 13, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2011	Oct. 31, 2010
Debt Instrument [Line Items]
Amount outstanding					$ 0	$ 126,000
Weighted average interest rate					4.74%	7.89%
Term Loan B
Debt Instrument [Line Items]
Issuance date					Jun. 18, 2015
Debt instrument face amount		$ 205,000
Maturity date					Jun. 18, 2020
Frequency of periodic payment					quarterly
Installment as percentage of principal amount		0.25%
Interest rate description					LIBOR
Payment terms					The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.
Interest rate percentage		4.50%
2017 Notes
Debt Instrument [Line Items]
Debt instrument face amount								$ 400,000
Fixed rate								8.625%
Ship Mortgage Notes
Debt Instrument [Line Items]
Debt instrument face amount				$ 610,000
Fixed rate				8.125%
Guarantees and collateral terms					The 2017 Notes were fully extinguished and the Group?s four vessels became full and unconditional guarantees and collateral for the 2021 Notes.
2017 Notes Addition
Debt Instrument [Line Items]
Debt instrument face amount							$ 105,000
Navios Acquisition [Member] | Ship Mortgage Notes
Debt Instrument [Line Items]
Liability associated with the 2021 Notes				100.00%
Minimum | Term Loan B
Debt Instrument [Line Items]
Interest coverage ratio					375.00%
Maximum | Term Loan B
Debt Instrument [Line Items]
Loan to value ratio					85.00%
Credit Suisse AG
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 13, 2014
Line of credit facility maximum borrowing capacity			$ 126,000
Frequency of periodic payments					quarterly
Number of quarterly repayment installments			20
Quarterly installment			$ 2,626
Balloon payment to be repaid on the last repayment date			$ 73,481
Interest rate description					LIBOR
Write-off of the deferred financing fees	$ 1,685
Interest rate percentage			3.00%